Cover	May 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40018
Entity Registrant Name	Apollo Strategic Growth Capital II
Entity Central Index Key	0001838337
Entity Tax Identification Number	98-0598286
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.00025 par value, and one-fifth of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.00025 par value, and one-fifth of one warrant
Trading Symbol	APGB.U
Security Exchange Name	NYSE
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	APGB
Security Exchange Name	NYSE
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	APGB WS
Security Exchange Name	NYSE